Long-Term Investments - Summarized Financial Information of Company's Equity-Method Investments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Current assets	$ 5,051	$ 4,807
Non-current assets	3,957	4,366
Current liabilities	1,766	1,993
Non-current liabilities	2,187	1,463
Total revenues	7,404	8,082	8,493
Operating income (loss)	168	(465)	(2,081)
Net income (loss)	129	(629)	(2,188)
Equity-method Investments [Member]
Condensed Financial Statements, Captions [Line Items]
Current assets	166	266
Non-current assets	237	287
Current liabilities	117	178
Non-current liabilities	193	249
Total revenues	136	282	422
Operating income (loss)	(46)	(271)	(51)
Net income (loss)	$ (50)	$ (282)	$ (103)